Assets held for sale (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale
Sell left-over field equipment	$ 3,036,216
Impairment losses	1,556,787
Assets held for sale	$ 1,479,429